SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

        On April 26, 2015, the Company granted 1,460,026 non-vested shares to employees with vesting periods ranging from approximate 4 years to 10 years. The fair value per non-vested share granted was $18.12, which approximated the market price of the Company's ADS on the New York Stock Exchange as of the grant date.

        On April 26, 2015, the Company granted 450,000 share options to employees with vesting period of 6 years and contractual term of 10 years. The exercise price per stock option granted was $16.095.